Accumulated Other Comprehensive Income (Schedule of Reclassifications out of Accumulated Other Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 28, 2014		Mar. 28, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period			$ (0.1)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gain on derivatives, tax	0		(0.1)
Amortization of unrealized gain on derivatives, net of tax	0.1		0.2
Amortization of pension and post-retirement plans, net actuarial loss	2.1	[1]	4.2	[1]
Amortization of pension and post-retirement plans, prior service cost	(2.4)	[1]	(4.9)	[1]
Amortization of pension and post-retirement plans, plan settlements	0.3	[1]	0.3	[1]
Amortization of pension and post-retirement plans, before tax	0		(0.4)
Amortization of pension and post-retirement plans, tax	0		0.1
Amortization of pension and post-retirement plans, net of tax	0		(0.3)
Total reclassifications for the period	0.1		(0.1)
Reclassification out of Accumulated Other Comprehensive Income | Interest Expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gain on derivatives, before tax	$ 0.1		$ 0.3

[1]	These accumulated other comprehensive income components are included in the computation of net periodic benefit cost. See Note 12 for additional details.